Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net earnings (loss)	$ 860,984	$ 206,323	$ (237,178)
Adjustments:
Depreciation	522,571	512,147	494,035
Amortization	67,829	70,455	72,388
Stock-based compensation	49,003	43,041	54,665
Deferred income taxes	58,051	138,262	88,546
Equity in losses of unconsolidated affiliates	10,043	32,082	82,341
Changes in assets and liabilities (exclusive of acquisitions):
Accounts receivable	(274,920)	(310,188)	141,104
Inventories	(433,696)	(231,913)	1,117,600
Accounts payable	63,571	186,417	170,229
Federal income taxes	930	180,821	(422,116)
Salaries, wages and related accruals	129,340	56,641	(419,800)
Other	(21,094)	(10,684)	31,380
Cash provided by operating activities	1,032,612	873,404	1,173,194
Investing activities:
Capital expenditures	(440,502)	(345,294)	(390,500)
Investment in and advances to affiliates	(95,950)	(434,006)	(63,563)
Repayment of advances to affiliates	50,000	83,885
Disposition of plant and equipment	25,333	24,944	11,371
Acquisitions (net of cash acquired)	(3,959)	(64,788)	(32,720)
Purchases of investments	(1,494,782)	(1,323,264)	(261,389)
Proceeds from the sale of investments	1,285,763	394,640	36,389
Purchases of restricted investments	(564,994)
Proceeds from the sale of restricted investments	47,479
Changes in restricted cash	530,165	(598,482)
Cash used in investing activities	(661,447)	(2,262,365)	(700,412)
Financing activities:
Net change in short-term debt	(11,450)	11,561	(6,908)
Repayment of long-term debt		(6,000)	(180,400)
Proceeds from issuance of long-term debt, net of discount		1,198,992
Debt issuance costs		(4,050)
Issuance of common stock	8,097	4,687	3,716
Excess tax benefits from stock- based compensation	1,000	(700)	(3,100)
Distributions to noncontrolling interests	(61,720)	(55,380)	(190,233)
Cash dividends	(461,518)	(457,282)	(443,109)
Other financing activities	30,569
Cash provided by (used in) financing activities	(495,022)	691,828	(820,034)
Effect of exchange rate changes on cash	(904)	5,558	9,103
Decrease in cash and cash equivalents	(124,761)	(691,575)	(338,149)
Cash and cash equivalents - beginning of year	1,325,406	2,016,981	2,355,130
Cash and cash equivalents - end of year	$ 1,200,645	$ 1,325,406	$ 2,016,981